Note 14 - Stock Compensation Plans	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

Note 14 – Stock Compensation Plans

Employee Stock Ownership Plan

The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of employees who meet the eligibility requirements of the plan.  Using proceeds from a loan from the Company, the ESOP purchased 8%, or 222,180 shares of the Company’s then outstanding common stock in the open market during 2007.  The Bank made cash contributions to the ESOP on a quarterly basis sufficient to enable the ESOP to make the required loan payments to the Company until the loan was repaid in full as of September 30, 2021.  The loan bore an interest rate of 7.75% per annum, with principal and interest paid quarterly in equal installments over 15 years pursuant to the terms of the original note. The loan was secured by the unallocated shares of common stock held by the ESOP.  As of September 30, 2021, there were no additional quarterly payments remaining on the 2007 loan.

Shares of the Company’s common stock purchased by the ESOP are held in a suspense account and reported as unallocated common stock held by the ESOP in stockholders’ equity until released for allocation to participants.  As the debt is repaid, shares are released from collateral and are allocated to each eligible participant based on the ratio of each such participant’s base compensation to the total base compensation of eligible plan participants.  As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market value of the shares, and the shares become outstanding for earnings per share computations.  During the fourth quarter of 2021, the Company made an additional contribution of 4,000 shares to the ESOP. These shares were released from Treasury Stock at a cost of approximately $77,000. During the years ended December 31, 2021 and 2020, the Company recognized $265,000 and $173,000 of ESOP expense, respectively.

The following table represents the components of the ESOP shares at December 31, 2021 and 2020:

	2021	2020
Allocated shares	193,207	179,507
Unreleased shares	--	10,821
Total ESOP shares	193,207	190,328

Fair value of unreleased shares (in thousands)	$--	$160

Stock Incentive Plans – Share Awards

In May 2013, the shareholders of Quaint Oak Bancorp approved the adoption of the 2013 Stock Incentive Plan (the “2013 Stock Incentive Plan”).  The 2013 Stock Incentive Plan approved by shareholders in May 2013 covered a total of 195,000 shares, of which 48,750, or 25%, may be restricted stock awards, for a balance of 146,250 stock options assuming all the restricted shares are awarded.  In May 2018, the shareholders of Quaint Oak Bancorp approved the adoption of the 2018 Stock Incentive Plan (the “2018 Stock Incentive Plan”).  The 2018 Stock Incentive Plan approved by shareholders in May 2018 covered a total of 155,000 shares, of which 38,750, or 25%, may be restricted stock awards, for a balance of 116,250 stock options assuming all the restricted shares are awarded.

As of December 31, 2021 a total of 18,845 share awards were unvested under the 2013 and 2018 Stock Incentive Plans and up to 11,750 share awards were available for future grant under the 2018 Stock Incentive Plan and 1,200 share awards under the 2013 Stock Incentive Plan.  The 2013 and 2018 Stock Incentive Plan share awards have vesting periods of five years.

A summary of option activity under the Company’s Option Plan and 2013 and 2018 Stock Incentive Plans as of December 31, 2021 and 2020 and changes during the year ended December 31, 2021 and 2020 is as follows:

	2021		2020
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	28,266	$13.30	38,887	$13.30
Granted	--	--	--	--
Vested	(9,421)	13.30	(9,421)	13.30
Forfeited	--	--	(1,200)	13.30
Unvested at the end of the year	18,845	$13.30	28,266	$13.30

Compensation expense on the restricted stock awards is recognized ratably over the five year vesting period in an amount which is equal to the fair value of the common stock at the date of grant.  During the years ended December 31, 2021 and 2020, the Company recognized approximately $124,000 and $129,000 of compensation expense, respectively.  During the years ended December 31, 2021 and 2020, the Company recognized a tax benefit of approximately $26,000 and $27,000, respectively.  As of December 31, 2021, approximately $168,000 in additional compensation expense will be recognized over the remaining service period of approximately 1.4 years.

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Stock Option Plan (the “Option Plan”).  The Option Plan authorized the grant of stock options to officers, employees and directors of the Company to acquire 277,726 shares of common stock with an exercise price no less than the fair market value on the date of the grant.  The Option Plan expired February 13, 2018, however, outstanding options granted in 2013 remain valid and existing for the remainder of their 10 year terms. As described above under “Stock Incentive Plans – Share Awards”, the 2013 Stock Incentive Plan approved by shareholders in May 2013 covered a total of 195,000 shares, of which 146,250 may be stock options assuming all the restricted shares are awarded.  The 2018 Stock Incentive Plan approved by shareholders in May 2018 covered a total of 155,000 shares, of which 116,250 may be stock options assuming all the restricted shares are awarded.

All incentive stock options issued under the Option Plan and the 2013 and 2018 Stock Incentive Plans are intended to comply with the requirements of Section 422 of the Internal Revenue Code. Options will become vested and exercisable over a five year period and are generally exercisable for a period of ten years after the grant date.

As of December 31, 2021, a total of 233,136 grants of stock options were outstanding under the Option Plan and 2013 and 2018 Stock Incentive Plans and 37,250 stock options were available for future grant under the 2018 Stock Incentive Plan, 3,200 stock options under the 2013 Stock Incentive Plan and none under the Option Plan.  Options will become vested and exercisable over a five year period and are generally exercisable for a period of ten years after the grant date.

A summary of option activity under the Company’s Option Plan and Stock Incentive Plan for the years ended December 31, 2021 and 2020 and changes during the years ended December 31, 2021 and 2020 is as follows:

	2021			2020
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	240,636	$10.98	5.2	256,336	$10.87	6.0
Granted	--	--	--	--	--	--
Exercised	(7,500)	11.57	--	(12,500)	8.10	--
Forfeited	--	--	--	(3,200)	13.30	--
Outstanding at the end of the period	233,136	$10.96	4.2	240,636	$10.98	5.2
Exercisable at the end of the period	180,081	$10.28	5.6	161,054	$9.84	5.4

The estimated fair value of the options granted in May 2018 was $1.75 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield                                                     2.11%

Risk-free interest rate                                                         2.96%

Expected life of options                                                    6.5 years

Expected stock-price volatility                                        12.42%

The dividend yield was calculated on the dividend amount and stock price existing at the grant date.  The risk free interest rate used was based on the rates of United States Treasury securities with maturities equal to the expected lives of the options.  Although the contractual term of the options granted is ten years, the expected term of the options is less.  Management estimated the expected term of the stock options to be the average of the vesting period and the contractual term.  The expected stock-price volatility was estimated by considering the Company’s own stock volatility.  The actual future volatility may differ from our historical volatility.

At December 31, 2021, the aggregate intrinsic value of options outstanding was $2.0 million and options exercisable was $1.5 million.  At December 31, 2020, the aggregate intrinsic value of the options outstanding was $906,000 on and options exercisable was $791,000. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on December 31, 2021 and December 31, 2020. This amount changes based on changes in the market value of the Company’s common stock.

During both the years ended December 31, 2021 and 2020, approximately $44,000 in compensation expense on stock options was recognized.  A tax benefit of approximately $2,000, was recognized during each of these periods. As of December 31, 2021, approximately $61,000 in additional compensation expense will be recognized over the remaining service period of approximately 1.4 years.